UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2014

                    DATE OF REPORTING PERIOD: MARCH 31, 2014

ITEM 1.     SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 95.1%
--------------------------------------------------------------------------------
                                                   Face Amount (1)        Value
Australia -- 1.2%
     National Australia Bank
          Callable 09/24/2016 @ $100
          8.000%, 09/29/2049 (A) ............        300,000       $     337,125
                                                                   -------------
Belgium -- 4.0%
     KBC Groep
          Callable 03/19/2019 @ $100
          5.625%, 03/29/2049 (A) ............EUR     850,000           1,152,967
                                                                   -------------
China -- 46.5%
     Bestgain Real Estate
          2.625%, 03/13/2018 ................        900,000             831,888
     Caifu Holdings
          Callable 01/24/2017 @ $104
          8.750%, 01/24/2020 ................        200,000             189,000
     China Aoyuan Property Group
          Callable 01/17/2017 @ $106
          11.250%, 01/17/2019 ...............        400,000             395,773
     China CITIC Bank International MTN
          6.875%, 06/24/2020 ................        400,000             425,769
     China Electronics Holdings MTN
          4.700%, 01/16/2017 ................CNY   8,500,000           1,354,826
     China Mengniu Dairy
          3.500%, 11/27/2018 ................        400,000             404,778
     China Resources Power East Foundation
          Callable 05/09/2016 @ $100
          7.250%, 05/09/2049 (A) ............        450,000             466,312
     China SCE Property Holdings
          Callable 05/01/2014 @ $105
          10.500%, 01/14/2016 ...............CNY   1,000,000             163,236
     China Shanshui Cement
          Callable 05/25/2014 @ $104
          8.500%, 05/25/2016 ................        200,000             204,250
     COSCO Pacific Finance
          4.375%, 01/31/2023 ................        280,000             242,634
     ENN Energy Holdings
          6.000%, 05/13/2021 ................        400,000             431,242
     Fantasia Holdings Group
          Callable 01/23/2017 @ $105
          10.625%, 01/23/2019 ...............        400,000             366,723
     Far East Horizon MTN
          5.450%, 12/11/2016 ................CNY   1,000,000             161,616
          4.500%, 03/22/2016 ................CNY   2,000,000             317,240
     Fufeng Group
          Callable 05/01/2014 @ $104
          7.625%, 04/13/2016 ................        200,000             205,250
     Greenland Hong Kong Holdings
          5.500%, 01/23/2018 ................CNY   4,000,000             624,145
     Hero Asia Investment
          Callable 12/07/2015 @ $100
          5.250%, 12/07/2049 (A) ............        650,000             657,491
     Kaisa Group Holdings
          8.875%, 03/19/2018 ................        250,000             241,407
          6.875%, 04/22/2016 ................CNY   1,800,000             281,208
     KWG Property Holding
          Callable 01/14/2017 @ $104
          8.975%, 01/14/2019 ................        200,000             191,904
     Lonking Holdings
          Callable 06/03/2014 @ $104
          8.500%, 06/03/2016 ................        100,000             103,500
     MIE Holdings MTN
          Callable 02/06/2016 @ $103
          6.875%, 02/06/2018 ................        400,000             388,000
     Panda Funding Investment
          3.950%, 12/17/2016 ................CNY   6,000,000             955,323

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS --- continued
--------------------------------------------------------------------------------
                                                Face Amount (1)          Value
China ----- continued
     Prosperous Ray
          4.625%, 11/12/2023 ................        400,000       $     393,077
     Shandong International Hong Kong MTN
          5.800%, 12/07/2015 ................CNY   2,000,000             326,431
     Sinochem Global Capital
          Callable 11/02/2018@ $100
          5.000%, 11/29/2049 (A) ............        400,000             389,000
     Sino-Ocean Land Perpetual Finance
          Callable 05/13/2016 @ $100
          10.250%, 12/29/2049 (A) ...........        400,000             424,000
     Sound Global
          Callable 08/10/2015 @ $106
          11.875%, 08/10/2017 ...............        200,000             218,897
     Sunac China Holdings
          Callable 04/05/2016 @ $105
          9.375%, 04/05/2018 ................        400,000             389,000
     Universal Number One
          5.700%, 01/30/2017 ................CNY   2,000,000             321,278
     Value Success International
          4.950%, 01/29/2019 ................CNY   1,000,000             161,142
          4.750%, 11/04/2018 ................CNY   2,500,000             404,395
     West China Cement
          Callable 05/01/2014 @ $104
          7.500%, 01/25/2016 ................        200,000             203,250
     Yingde Gases Investment
          Callable 04/22/2016 @ $104
          8.125%, 04/22/2018 ................        300,000             300,000
     Yuzhou Properties
          Callable 10/25/2015 @ $106
          11.750%, 10/25/2017 ...............        200,000             210,500
                                                                      ----------
                                                                      13,344,485
                                                                      ----------
France -- 1.4%
     Credit Agricole
          Callable 01/23/2024 @ $100
          7.875%, 01/29/2049 (A) ............        150,000             158,438
     Societe Generale
          Callable 12/18/2023 @ $100
          7.875%, 12/29/2049 (A) ............        250,000             260,000
                                                                      ----------
                                                                         418,438
                                                                      ----------
Hong Kong -- 24.5%
     Bao-trans Enterprises
          3.750%, 12/12/2018 ................        500,000             494,306
     Chalieco Hong Kong
          Callable 02/28/2017 @ $100
          6.875%, 08/29/2049 (A) ............        500,000             501,250
     China South City Holdings
          Callable 01/29/2017 @ $104
          8.250%, 01/29/2019 ................        300,000             291,000
     CITIC Pacific
          6.800%, 01/17/2023 ................      1,000,000           1,058,500
     Dah Sing Bank MTN
          Callable 01/29/2019 @ $100
          5.250%, 01/29/2024 (A) ............        500,000             499,650
     FPC Treasury MTN
          4.500%, 04/16/2023 ................        300,000             279,714
     Henson Finance
          5.500%, 09/17/2019 ................        300,000             316,987
     Hutchison Whampoa International
          5.750%, 09/11/2019 ................        100,000             114,181
     Hutchison Whampoa International
          Callable 05/07/2017 @ $100
          6.000%, 05/29/2049 (A) ............        250,000             269,375
     Industrial & Commercial Bank of China
      Asia MTN
          5.125%, 11/30/2020 ................        200,000             210,783

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
--------------------------------------------------------------------------------
                                                Face Amount (1)          Value
Hong Kong -- continued
     Kunzhi
          5.875%, 01/15/2017 ................CNY   3,500,000       $     570,906
     Lai Fung Holdings
          6.875%, 04/25/2018 ................CNY   2,000,000             306,764
     Li & Fung
          Callable 05/25/2018 @ $100
          6.000%, 11/25/2049 (A) ............        300,000             312,750
     NWD MTN
          5.250%, 02/26/2021 ................        500,000             500,757
     RKI Finance MTN
          6.000%, 12/03/2016 ................CNY   1,000,000             157,517
     Towngas Finance
          Callable 01/28/2019 @ $100
          4.750%, 01/29/2049 (A) ............        700,000             721,000
     Wing Hang Bank MTN
          Callable 04/20/2017 @ $100
          6.000%, 04/29/2049 (A) ............        400,000             415,000
                                                                       ---------
                                                                       7,020,440
                                                                       ---------
India -- 1.6%
     ICICI Bank
          Callable 10/31/2016 @ $100
          7.250%, 08/29/2049 (A) ............        150,000             148,485
     Vedanta Resources
          6.000%, 01/31/2019 ................        300,000             300,000
                                                                       ---------
                                                                         448,485
                                                                       ---------
Indonesia -- 1.4%
     Berau Coal Energy
          Callable 03/13/2015 @ $104
          7.250%, 03/13/2017 ................        200,000             200,250
     Theta Capital
          Callable 11/14/2016 @ $103
          6.125%, 11/14/2020 ................        200,000             191,949
                                                                        --------
                                                                         392,199
                                                                        --------
Malaysia -- 1.0%
     Malayan Banking MTN
          Callable 09/20/2017 @ $100
          3.250%, 09/20/2022 (A) ............        300,000             298,617
                                                                        --------
Netherlands -- 2.2%
     Bharti Airtel International
          4.000%, 12/10/2018 ................EUR     300,000             430,449
     Jababeka International BV
          Callable 07/26/2015 @ $106
          11.750%, 07/26/2017 ...............        200,000             212,500
                                                                        --------
                                                                         642,949
                                                                        --------
Philippines -- 1.1%
     Travellers International Hotel Group
          6.900%, 11/03/2017 ................        300,000             317,962
                                                                        --------
Russia -- 1.1%
     Russian Agricultural Bank Via RSHB
      Capital MTN
          3.600%, 02/04/2016 ................CNY   2,000,000             306,455
                                                                        --------
Singapore -- 2.4%
     Alam Synergy
          Callable 01/29/2017 @ $105
          9.000%, 01/29/2019 ................        250,000             258,125
     Pacific Emerald Pte
          Callable 07/25/2016 @ $105
          9.750%, 07/25/2018 ................        300,000             313,875
     UOB Cayman I
          Callable 03/15/2016 @ $100
          5.796%, 12/29/2049 (A) ............        100,000             104,250
                                                                        --------
                                                                         676,250
                                                                        --------

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- continued
--------------------------------------------------------------------------------

                                                 Face Amount(1)
                                                   /Shares               Value

Spain -- 2.4%
     Banco Bilbao Vizcaya Argentaria
          Callable 02/19/2019 @ $100
          7.000%, 12/29/2049 (A) ............EUR     200,000       $     278,149
     Banco Santander
          Callable 03/12/2019 @ $100
          6.250%, 03/12/2049 (A) ............EUR     300,000             407,098
                                                                   -------------
                                                                         685,247
                                                                   -------------
United Arab Emirates -- 4.3%
     ADIB Capital Invest 1
          Callable 10/16/2018 @ $100
          6.375%, 10/29/2049 (A) ............        500,000             517,500
     Dubai Electricity & Water Authority
          7.375%, 10/21/2020 ................        250,000             301,562
     MAF Global Securities
          Callable 10/29/2018 @ $100
          7.125%, 10/29/2049 (A) ............        400,000             427,000
                                                                    ------------
                                                                       1,246,062
                                                                    ------------

     TOTAL CORPORATE OBLIGATIONS
     (Cost $27,478,905) .....................                         27,287,681
                                                                    ------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT (B) -- 4.3%
--------------------------------------------------------------------------------
     SEI Daily Income Trust Money Market
      Fund, Cl A, 0.050%
          (Cost $1,224,527) .................      1,224,527           1,224,527
                                                                     -----------

TOTAL INVESTMENTS -- 99.4%
     (Cost $28,703,432)+ ....................                       $ 28,512,208
                                                                    ============

A summary of outstanding forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:


                                                                        Unrealized
                                                                       Appreciation
Settlement Date      Currency to Deliver      Currency to Receive     (Depreciation)
-------------------------------------------------------------------------------------
4/2/14-5/2/14    EUR   3,307,116          USD      4,546,891            $ (12,328)

4/2/14-5/5/14    CNY  76,511,120          USD     12,449,000              144,883

4/2/14-5/5/14    USD  32,358,558          CNY    198,324,757             (475,446)
                                                                       ===========

                                                                       $ (342,891)
                                                                       ===========

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:


                                                                        Unrealized
Counterparty         Currency to Deliver      Currency to Receive      Depreciation
-------------------------------------------------------------------------------------
Credit Suisse           (49,221,894)              48,879,003           $ (342,891)
                                                                       ===========

Percentages are based on Net Assets of $28,692,578.

(1)  In U.S. dollars unless otherwise indicated.
(A) Floating rate security - Rate disclosed is the rate in effect on March 31, 2014.
(B)  Rate shown is the 7-day effective yield as of March 31, 2014.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               MARCH 31, 2014
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

+ At March 31, 2014, the tax basis cost of the Fund's investments was $28,703,432, and the unrealized appreciation and depreciation were $203,611 and $(394,835), respectively.

CL --  CLASS
CNY -- CHINA YUAN RENMINBI
EUR -- EURO
MTN -- MEDIUM TERM NOTE
USD -- U.S. DOLLAR

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments carried at value:

Investments in Securities               Level 1             Level 2         Level 3            Total
-----------------------------------------------------------------------------------------------------------
   Corporate Obligations            $          --      $   27,287,681      $     --       $   27,287,681
   Short-Term Investment                1,224,527                  --            --            1,224,527
                                    -------------      --------------      --------       --------------
Total Investments in Securities     $   1,224,527      $   27,287,681      $     --       $   28,512,208
                                    =============      ==============      ========       ==============



Other Financial Instruments                  Level 1             Level 2         Level 3            Total
-----------------------------------------------------------------------------------------------------------
   Forward Foreign Currency Contracts*
     Unrealized Appreciation                $     --        $    144,883       $      --        $   144,883
     Unrealized Depreciation                      --            (487,774)             --           (487,774)
                                            --------        -------------      ---------        ------------
Total Other Financial Instruments           $     --        $   (342,891)      $      --        $  (342,891)
                                            ========        =============      =========        ============


* Forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2014, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the period ended March 31, 2014, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


HGI-QH-001-0300

ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                    The Advisors' Inner Circle Fund


By (Signature and Title)                        /s/ Michael Beattie
                                                -------------------
                                                Michael Beattie
                                                President

Date: May 27, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                        /s/ Michael Beattie
                                                ------------------
                                                Michael Beattie
                                                President

Date: May 27, 2014


By (Signature and Title)                        /s/ James F. Volk
                                                ------------------
                                                James F. Volk
                                                Treasurer, Controller & CFO

Date: May 27, 2014